Provisions - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Jul. 13, 2013 USD ($)	Jul. 13, 2013 COP ($)
Disclosure of other provisions [line items]
Provisions	$ 34,810			$ 31,801		$ 33,328
Cash in trust	3,517			3,072
Other Environment Related Provision, 2010 And 2011 Environmental Discharges
Disclosure of other provisions [line items]
Provisions	5,600		$ 21,150,000.0	4,800	$ 21,100,000.0		$ 9,500	$ 35,800.0
Health plan obligations
Disclosure of other provisions [line items]
Provisions	$ 13,788		$ 51,800.0	10,853		$ 11,864
Inflation rate	5.00%		5.00%
Discount rates	9.20%		9.20%
Payments to provisions	$ 100	$ 200.0
Cash in trust	$ 900			$ 2,500